Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Components of Income Tax Expense (Benefit)

	December 31,	December 31,
	2020	2019
Loss before income taxes
U.S. operations	$(75,325)	$(85,954)
Non-U.S. operations	(19,470)	(46,823)
Total loss before income taxes	(94,795)	(132,777)
Current tax (benefit) provision
Federal	(4,145)	(16,970)
State	232	(592)
Foreign	80	(2,849)
Total current tax (benefit) expenses	(3,833)	(20,411)
Deferred tax benefit
Federal	(1,660)	(5,785)
State	(190)	(719)
Foreign	(99)	689
Total deferred tax benefit	(1,949)	(5,815)
Total benefit for income taxes	$(5,782)	$(26,226)

Schedule Reconciling Statutory Tax Rate to Effective Tax Rate

	December 31,	December 31,
	2020	2019
Federal tax at 21% statutory rate	21.00%	21.00%
State and local income taxes, net of federal benefit	1.15%	2.28%
Differences in tax effects on foreign income	(3.28)%	(4.43)%
Federal tax credits	1.20%	1.32%
Uncertain tax positions	0.83%	0.24%
NOL carryback rate differential	3.46%	0.00%
Tax audit adjustment	(3.26)%	0.00%
Change in valuation allowance	(13.87)%	(1.39)%
Permanent adjustments	(0.6)%	0.21%
Other	(0.50)%	0.48%
Effective tax rate	6.13%	19.71%

Schedule of Deferred Tax Assets and Liabilities

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Accounts receivable	$—	$31
Accrued expenses	5,921	9,535
Inventory	295	243
Investment in partnership	2,393	8,696
Net operating losses	1,285	2,627
Operating lease liabilities	657	1,121
Tax credits	6,486	3,249
Share compensation	1,816	1,399
Intangible assets	19,082	—
Other	3,327	1,685
Less: valuation allowance	(27,811)	(21,216)
Deferred tax liabilities:
Prepaid expenses	(658)	(689)
Property plant & equipment	(3,261)	(3,252)
Operating lease assets	(9,254)	(3,814)
Other	(623)	(1,115)
Total deferred income taxes	$(345)	$(1,500)

Schedule of Unrecognized Tax Benefits Roll Forward

	December 31,	December 31,
	2020	2019
Unrecognized tax benefits beginning balance	$2,677	$2,218
Additions related to current period tax positions	171	459
Releases related to prior period tax positions	(2,677)	—
Unrecognized tax benefits ending balance	$171	$2,677